UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Chiron Capital Allocation Fund

Chiron SMid Opportunities Fund

Semi-Annual Report	April 30, 2020

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 877-924-4766.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 877-924-4766. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Chiron Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2020

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value
Common Stock	64.3%	$440,917,770
U.S. Treasury Obligation	13.4	91,829,922
Preferred Stock	4.1	28,358,070
Corporate Obligations	2.7	18,213,308
Convertible Bonds	0.3	2,174,240

Total Investments	84.8	581,493,310

Cash Equivalents	15.2	103,933,951
Cash Pledged as Collateral for Futures and Swap Contracts	0.6	4,605,974
Total Other Assets and Liabilities	(0.6)	(4,290,411)

Net Assets	100.0%	$685,742,824

*Percentages	are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $685,742,824)
COMMON STOCK — 64.3%

	Shares	Fair Value
AUSTRALIA — 0.1%
Atlassian, Cl A*	2,723	$423,399

CANADA — 1.5%
Barrick Gold	390,838	10,052,353

CHINA — 10.4%
Alibaba Group Holding ADR*	71,368	14,464,153
China Railway Construction, Cl A	8,649,473	11,995,270
CRRC, Cl A	10,230,503	8,979,852
Melco Resorts & Entertainment ADR	93,899	1,485,482
Momo ADR	337,925	8,137,234
Sany Heavy Industry, Cl A	1,784,745	4,973,021
Tencent Holdings	268,500	14,442,374
Zoomlion Heavy Industry Science and Technology, Cl A	7,837,527	7,112,799

		71,590,185

FRANCE — 3.9%
Natixis	4,795,308	11,355,967
Schneider Electric	118,970	10,880,997
Total S.A.	124,869	4,495,136

		26,732,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
GERMANY — 3.0%
Covestro	268,588	$9,030,147
Siemens	121,797	11,302,390

		20,332,537

INDIA — 1.8%
HDFC Bank ADR	285,345	12,369,706

ITALY — 0.1%
Ferrari	2,640	410,837

JAPAN — 2.3%
Dai-ichi Life Holdings	723,600	9,176,905
Komatsu	353,900	6,801,647

		15,978,552

NETHERLANDS — 0.1%
ASML Holding, Cl G	1,524	439,567

SOUTH KOREA — 4.6%
Hana Financial Group	489,896	11,096,992
NCSoft	19,752	10,423,519
Samsung Life Insurance	248,861	10,028,376

		31,548,887

SWITZERLAND — 2.1%
Roche Holding	41,920	14,568,313

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	175,255	9,311,298

UNITED KINGDOM — 2.9%
Avast	1,719,631	9,923,989
GVC Holdings	1,043,290	9,907,687

		19,831,676

UNITED STATES — 30.2%
Activision Blizzard	215,195	13,714,378
Akamai Technologies*	36,008	3,518,342
Alphabet, Cl C*	7,653	10,321,295
Amazon.com*	709	1,754,066
Amgen	49,724	11,894,975
Apple	31,394	9,223,557
Athene Holding, Cl A*	305,581	8,250,687

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Blackstone Group, Cl A	152,621	$7,972,921
Booking Holdings*	2,699	3,996,058
CVS Health	155,549	9,574,041
Deere	33,318	4,833,109
Estee Lauder, Cl A	4,658	821,671
Everi Holdings*	524,815	2,597,834
Facebook, Cl A*	50,052	10,246,145
Fortinet*	74,827	8,061,861
Freeport-McMoRan	1,145,139	10,111,578
Lam Research	33,300	8,500,824
Mastercard, Cl A	12,202	3,355,184
Medtronic	69,181	6,754,141
Mettler-Toledo International*	7,301	5,256,282
MGM Resorts International	182,963	3,079,268
Newmont	166,207	9,885,992
Penn National Gaming*	255,067	4,545,294
Philip Morris International	95,422	7,118,481
QUALCOMM	184,081	14,481,652
Raytheon Technologies	44,437	2,879,962
ServiceNow*	22,944	8,065,734
Stars Group*	192,754	5,389,402
Valero Energy	26,371	1,670,603
Walt Disney	34,122	3,690,294
Wells Fargo	77,259	2,244,374
Wyndham Destinations	137,597	3,518,355

		207,328,360

TOTAL COMMON STOCK (Cost $452,335,080)		$440,917,770

U.S. TREASURY OBLIGATION — 13.4%

	Face Amount	Fair Value
U.S. Treasury Note 1.375%, 02/15/23	$89,000,000	$91,829,922

Total U.S. Treasury Obligation (Cost $89,463,770)		$91,829,922

PREFERRED STOCK — 4.1%

	Shares	Fair Value
GERMANY — 1.2%
Porsche Automobil Holding, %	166,079	$8,377,386

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

PREFERRED STOCK — continued

	Shares	Fair Value
UNITED STATES — 2.9%
Athene Holding, 6.350%	14,195	$344,513
Bank of America, 7.250%*	350	483,840
Broadcom, 8.000%*	17,700	18,008,688
Citigroup, 6.875%	14,200	388,512
Morgan Stanley, 4.875%	16,925	413,647
Wells Fargo, 4.750%	14,300	341,484

		19,980,684

TOTAL PREFERRED STOCK (Cost $31,655,673)		$28,358,070

CORPORATE OBLIGATIONS — 2.7%

	Face Amount	Fair Value
UNITED STATES — 2.7%
Alliance Data Systems
4.750%, 12/15/24	$810,000	$599,400
Boyd Gaming
4.750%, 12/01/27	690,000	594,435
Carnival
11.500%, 04/01/23	690,000	720,942
Delta Air Lines
3.750%, 10/28/29	760,000	530,605
Eldorado Resorts
6.000%, 09/15/26	350,000	351,645
EPR Properties
4.500%, 04/01/25 †	875,000	765,889
Expedia Group
3.800%, 02/15/28	830,000	719,994
Fluor
3.500%, 12/15/24	830,000	742,407
Ford Motor
9.000%, 04/22/25	1,360,000	1,324,300
Freeport-McMoRan
4.125%, 03/01/28	1,630,000	1,511,825
HollyFrontier
5.875%, 04/01/26	710,000	726,127
Las Vegas Sands
3.200%, 08/08/24	700,000	680,329
Macy’s Retail Holdings
3.450%, 01/15/21	380,000	356,962

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Fair Value
UNITED STATES — (continued)
Marathon Petroleum
4.750%, 12/15/23	$350,000	$352,900
MGM Resorts International
6.750%, 05/01/25	680,000	666,482
5.500%, 04/15/27	700,000	643,125
Nordstrom
4.375%, 04/01/30	800,000	615,991
Penn National Gaming
5.625%, 01/15/27	600,000	498,000
Plains All American Pipeline
3.550%, 12/15/29	750,000	639,255
Scientific Games International
8.250%, 03/15/26	810,000	611,550
Service Properties Trust
5.000%, 08/15/22 †	410,000	375,253
Southwest Airlines
2.625%, 02/10/30	350,000	284,051
United Airlines Holdings
4.875%, 01/15/25	1,210,000	883,300
United Rentals North America
4.000%, 07/15/30	730,000	689,850
Wyndham Destinations
6.350%, 10/01/25	430,000	380,550
5.625%, 03/01/21	641,000	613,757
Wynn Las Vegas
5.250%, 05/15/27	715,000	622,050
Wynn Resorts Finance
7.750%, 04/15/25	700,000	712,334

		18,213,308

TOTAL CORPORATE OBLIGATIONS (Cost $17,675,310)		$18,213,308

CONVERTIBLE BONDS — 0.3%

	Face Amount	Fair Value
UNITED STATES — 0.3%
Dick’s Sporting Goods
3.250%, 04/15/25	$1,370,000	$1,459,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Fair Value
UNITED STATES — (continued)
Snap
0.250%, 05/01/25	$680,000	$714,446

		2,174,240

TOTAL CONVERTIBLE BONDS
(Cost $2,053,395)		2,174,240

TOTAL INVESTMENTS — 84.8%
(Cost $593,183,228)		$581,493,310

*	Non-income producing security.

Open futures contracts held by the Fund at April 30, 2020 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
U.S. Long Treasury Bond	188	Jun-2020	$34,158,472	$34,033,875	$(124,597)

Open OTC swap agreements held by the Fund at April 30, 2020 are as follows:

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments / Receipts	Net Unrealized Depreciation

GOLDMAN SACHS	GS CHIEU BASKET INDEX**	USD 1D FUNDS FED + 50 BPs	Total Return	At Maturity	04/11/23	$(4,567,236)	$(267,796)	$-	$(267,796)

GOLDMAN SACHS	GS CHIJP BASKET SWAP**	USD 1D FUNDS FED + 40 BPs	Total Return	At Maturity	04/12/23	$(2,667,128)	$(392,385)	$-	$(392,385)

GOLDMAN SACHS	GS CHIUS BASKET SWAP**	USD 1D FUNDS FED + 50 BPs	Total Return	At Maturity	04/12/23	$(24,346,725)	$(4,205,364)	$-	$(4,205,364)

						$(31,581,089)	$(4,865,545)	$-	$(4,865,545)

** The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at April 30, 2020.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GS CHIEU Index
4,073	Just Eat Takeaway. com NV	$(343,424)	$(20,127)	$(20,127)	7.52%
48,654	Freni Brembo SpA	(342,452)	(20,070)	(20,070)	7.50
76,412	KAZ Minerals PLC	(330,090)	(19,348)	(19,348)	7.23
10,399	Whitbread PLC	(322,886)	(18,928)	(18,928)	7.07
19,233	Ocado Group PLC	(321,535)	(18,849)	(18,849)	7.04
12,315	Ambu A/S	(319,547)	(18,732)	(18,732)	7.00
8,930	Umicore SA	(319,005)	(18,701)	(18,701)	6.98
13,719	Mets o Oy j	(314,990)	(18,466)	(18,466)	6.90
5,364	IMA Industria Macchine Automatiche SpA	(302,426)	(17,733)	(17,733)	6.62
5,928	Colruyt SA	(293,494)	(17,212)	(17,212)	6.43
16,500	Nokian Renkaat Oy j	(292,171)	(17,134)	(17,134)	6.40
2,726	SEB SA	(271,311)	(15,916)	(15,916)	5.94
55,805	Pearson PLC	(267,352)	(15,686)	(15,686)	5.85
26,286	OCI NV	(263,287)	(15,447)	(15,447)	5.76
7,282	Stadler Rail AG	(263,266)	(15,447)	(15,447)	5.76

		$(4,567,236)	$(267,796)	$(267,796)	100.00%

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GS CHIJ P1 Index
25,863	Afterpay Ltd	$(448,799)	$(66,006)	$(66,006)	16.83%
6,836	Lasertec Corp	(394,287)	(57,996)	(57,996)	14.78
12,719	MonotaRO Co Ltd	(353,067)	(51,939)	(51,939)	13.24
10,429	Digital Garage Inc	(325,374)	(47,870)	(47,870)	12.20
34,122	Mineral Resources Ltd	(318,453)	(46,853)	(46,853)	11.94
2,680	Kose Corp	(288,572)	(42,463)	(42,463)	10.82
5,520	Shiseido Co Ltd	(281,643)	(41,444)	(41,444)	10.56
3,819	Kusuri no Aoki Holdings Co Ltd	(256,933)	(37,814)	(37,814)	9.63

		$(2,667,128)	$(392,385)	$(392,385)	100.00%

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GS CHIUS1 Index
1,254	Shopify Inc	$(464,196)	$(80,155)	$(80,155)	1.91%
58,811	Farfetch Ltd	(455,863)	(78,717)	(78,717)	1.87
2,590	Trade Desk Inc/The	(443,641)	(76,609)	(76,609)	1.82
9,317	Carvana Co	(436,969)	(75,458)	(75,458)	1.79
2,950	LendingTree Inc	(430,679)	(74,373)	(74,373)	1.77
44,547	Pluralsight Inc	(428,754)	(74,041)	(74,041)	1.76
12,930	Shake Shack Inc	(412,631)	(71,260)	(71,260)	1.69
21,570	Liberty Media Corp-Liberty Formula One	(406,498)	(70,202)	(70,202)	1.67
49,323	Sunrun Inc	(405,130)	(69,966)	(69,966)	1.66
10,172	Ollie’s Bargain Outlet Holdings Inc	(404,415)	(69,843)	(69,843)	1.66
14,012	Hess Corp	(399,008)	(68,910)	(68,910)	1.64
6,412	iRhythm Technologies Inc	(396,560)	(68,488)	(68,488)	1.63
14,457	Enphase Energy Inc	(396,360)	(68,453)	(68,453)	1.63
15,868	Floor & Decor Holdings Inc	(393,891)	(68,027)	(68,027)	1.62
80,695	Upw ork Inc	(393,531)	(67,965)	(67,965)	1.62
9,040	CarMax Inc	(389,788)	(67,320)	(67,320)	1.60
12,766	Tactile Systems Technology Inc	(385,798)	(66,631)	(66,631)	1.58
13,909	DuPont de Nemours Inc	(382,883)	(66,128)	(66,128)	1.57
9,396	Catalent Inc	(380,384)	(65,697)	(65,697)	1.56
8,963	Inspire Medical Systems Inc	(376,026)	(64,946)	(64,946)	1.54
5,681	Twilio Inc	(373,501)	(64,510)	(64,510)	1.53
27,702	Insmed Inc	(373,015)	(64,426)	(64,426)	1.53
24,924	Pagseguro Digital Ltd	(369,607)	(63,838)	(63,838)	1.52
30,707	Nutanix Inc	(368,355)	(63,622)	(63,622)	1.51
6,968	Five Below Inc	(367,798)	(63,526)	(63,526)	1.51
7,905	Exact Sciences Corp	(365,516)	(63,133)	(63,133)	1.50
14,032	World Wrestling Entertainment Inc	(365,321)	(63,099)	(63,099)	1.50
23,044	Veracyte Inc	(363,853)	(62,846)	(62,846)	1.49
5,475	Alteryx Inc	(362,778)	(62,660)	(62,660)	1.49
38,608	Stitch Fix Inc	(362,777)	(62,660)	(62,660)	1.49
8,059	Zendesk Inc	(362,729)	(62,652)	(62,652)	1.49
37,207	Invitae Corp	(360,504)	(62,273)	(62,273)	1.48

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GS CHIUS1 Index (continued)
10,939	HealthEquity Inc	$ (360,364)	$ (62,244)	$ (62,244)	1.48%
15,972	Brooks Automation Inc	(359,911)	(62,166)	(62,166)	1.48
3,974	Quaker Chemical Corp	(353,917)	(61,132)	(61,132)	1.45
25,295	Focus Financial Partners Inc	(353,340)	(61,032)	(61,032)	1.45
3,717	MongoDB Inc	(352,812)	(60,941)	(60,941)	1.45
14,698	Merit Medical Systems Inc	(351,252)	(60,672)	(60,672)	1.44
16,272	Glaukos Corp	(349,523)	(60,374)	(60,374)	1.44
22,884	Tenable Holdings Inc	(349,135)	(60,307)	(60,307)	1.43
19,124	Avanos Medical Inc	(347,638)	(60,049)	(60,049)	1.43
11,640	Fox Factory Holding Corp	(347,613)	(60,045)	(60,045)	1.43
12,403	Grubhub Inc	(347,017)	(59,942)	(59,942)	1.43
56,064	Zuora Inc	(346,934)	(59,927)	(59,927)	1.42
13,394	Firs t Solar Inc	(345,103)	(59,612)	(59,612)	1.42
20,605	PetIQ Inc	(345,005)	(59,595)	(59,595)	1.42
24,735	2U Inc	(343,924)	(59,408)	(59,408)	1.41
22,133	StoneCo Ltd	(341,824)	(59,056)	(59,056)	1.40
11,056	Smarts heet Inc	(341,241)	(58,945)	(58,945)	1.40
8,651	Varonis Systems Inc	(339,588)	(58,660)	(58,660)	1.39
20,051	South Jersey Indus tries Inc	(335,612)	(57,974)	(57,974)	1.38
12,496	Rapid7 Inc	(333,232)	(57,574)	(57,574)	1.37
7,348	Guardant Health Inc	(331,071)	(57,191)	(57,191)	1.36
7,438	Freshpet Inc	(328,387)	(56,726)	(56,726)	1.35
6,825	Bandwidth Inc	(325,887)	(56,297)	(56,297)	1.34
6,118	Guidewire Software Inc	(325,367)	(56,207)	(56,207)	1.34
9,257	Edison International	(318,178)	(54,967)	(54,967)	1.31
3,018	Penumbra Inc	(313,303)	(54,136)	(54,136)	1.29
34,812	Kratos Defense & Security Solutions Inc	(306,116)	(52,887)	(52,887)	1.26
21,809	LivePerson Inc	(305,676)	(52,809)	(52,809)	1.26
59,738	Mattel Inc	(304,968)	(52,689)	(52,689)	1.25
30,536	8x8 Inc	(303,197)	(52,383)	(52,383)	1.25
12,307	QIAGEN NV	(300,395)	(51,897)	(51,897)	1.23
6,577	S outhw es t Gas Holdings Inc	(291,867)	(50,429)	(50,429)	1.20
20,692	V irtu Financial Inc	(283,106)	(48,917)	(48,917)	1.16
12,044	Cubic Corp	(269,423)	(46,557)	(46,557)	1.11
7,501	Blueprint Medicines Corp	(258,348)	(44,647)	(44,647)	1.07
14,389	Americold Realty Trus t	(257,692)	(44,536)	(44,536)	1.07

		$(24,346,725)	$(4,205,364)	$(4,205,364)	100.00%

ADR — American Depositary Receipt

Cl — Class

OTC — Over the Counter

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$423,399	$—	$—	$423,399
Canada	10,052,353	—	—	10,052,353
China	71,590,185	—	—	71,590,185
France	26,732,100	—	—	26,732,100
Germany	20,332,537	—	—	20,332,537
India	12,369,706	—	—	12,369,706
Italy	410,837	—	—	410,837
Japan	15,978,552	—	—	15,978,552
Netherlands	439,567	—	—	439,567
South Korea	31,548,887	—	—	31,548,887
Switzerland	14,568,313	—	—	14,568,313
Taiwan	9,311,298	—	—	9,311,298
United Kingdom	19,831,676	—	—	19,831,676
United States	207,328,360	—	—	207,328,360

Total Common Stock	440,917,770	—	—	440,917,770

U.S. Treasury Obligation	—	91,829,922	—	91,829,922

Preferred Stock
Germany	8,377,386	—	—	8,377,386
United States	19,980,684	—	—	19,980,684

Total Preferred Stock	28,358,070	—	—	28,358,070

Corporate Obligations	—	18,213,308	—	18,213,308

Convertible Bonds	—	2,174,240	—	2,174,240

Total Investments in Securities	$469,275,840	$112,217,470	$—	$581,493,310

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts‡
Unrealized Depreciation	$(124,597)	$–	$–	$(124,597)
OTC Swaps
Total Return Swaps‡
Unrealized Depreciation	–	(4,865,545)	–	(4,865,545)

Total Other Financial Instruments	$(124,597)	$(4,865,545)	$–	$(4,990,142)

‡ Futures contracts and Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2020 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value
Common Stock	92.2%	$7,013,162
Exchange Traded Fund	2.4	183,154

Total Investments	94.6	7,196,316

Cash Equivalents	7.4	564,117
Total Other Assets and Liabilities	(2.0)	(154,460)

Net Assets	100.0%	$7,605,973

*Percentages are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $7,605,973)
COMMON STOCK — 92.2%

	Shares	Fair Value
AUSTRALIA — 2.6%
Aristocrat Leisure	6,231	$103,500
PointsBet Holdings Pty*	32,500	90,644

		194,144

AUSTRIA — 1.7%
BAWAG Group	3,850	130,875

CAMBODIA — 2.2%
NagaCorp	138,000	163,410

CHINA — 3.0%
CSPC Pharmaceutical Group	114,000	226,456

FRANCE — 2.1%
Faurecia	4,500	163,030

GERMANY — 8.5%
Covestro	8,000	268,966
KION Group	4,100	203,578
Siltronic	2,050	176,081

		648,625

INDONESIA — 1.2%
Bank Tabungan Negara Persero	1,585,300	93,786

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
IRELAND — 4.5%
ICON*	900	$144,423
Jazz Pharmaceuticals*	1,800	198,450

		342,873

JAPAN — 20.1%
Aisin Seiki	7,800	226,408
Anritsu	5,500	112,239
Japan Airlines	6,700	121,120
Kakaku.com	5,400	110,702
Kanamoto	9,100	178,159
Sankyu	4,400	170,973
Seino Holdings	17,800	213,637
Shizuoka Bank	27,800	169,419
TS Tech	8,300	225,376

		1,528,033

PORTUGAL — 2.7%
NOS SGPS	54,900	204,793

RUSSIA — 2.3%
PhosAgro PJSC GDR	14,179	171,282

SOUTH KOREA — 4.0%
Lotte Chemical	1,290	228,155
NCSoft	150	79,158

		307,313

SPAIN — 1.7%
Mediaset Espana Comunicacion*	36,000	129,162

UNITED KINGDOM — 4.4%
Dialog Semiconductor*	7,200	226,842
Rightmove	17,120	107,295

		334,137

UNITED STATES — 31.2%
Akamai Technologies*	1,850	180,764
Allison Transmission Holdings	4,856	176,467
Bio-Techne	467	105,075
Corteva	9,400	246,186
Dick’s Sporting Goods	4,000	117,560
HollyFrontier	7,737	255,630
Huntington Ingalls Industries	1,083	207,297
Lazard, Cl A (1)	6,003	165,083
Post Holdings*	1,078	99,014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value
UNITED STATES — (continued)
Schneider National, Cl B	8,900	$194,999
STERIS	800	114,000
Take-Two Interactive Software*	800	96,840
Timken	3,500	131,530
TreeHouse Foods*	2,300	118,979
Voya Financial	3,671	165,819

		2,375,243

TOTAL COMMON STOCK
(Cost $8,329,819)		$7,013,162

EXCHANGE TRADED FUND — 2.4%
	Shares	Fair Value
UNITED STATES — 2.4%
VanEck Vectors Junior Gold Miners ETF	4,538	183,154

TOTAL EXCHANGE TRADED FUND
(Cost $142,584)		$183,154

TOTAL INVESTMENTS — 94.6%
(Cost $8,472,403)		$7,196,316

*	Non-income producing security.

(1)	Security considered Master Limited Partnership. At April 30, 2020, these securities amounted to $165,083 or 2.2% of net assets.

Cl — Class

ETF — Exchange-traded Fund

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2020 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF ASSETS AND LIABILITIES
Assets:
Investments, at Fair Value (Cost $593,183,228 and $8,472,403)	$581,493,310	$7,196,316
Foreign Currency, at Fair Value (Cost $368,073 and $–)	368,073	–
Cash	103,933,951	564,117
Receivable for Investments Sold	10,624,065	29,172
Cash Pledged as Collateral for Swap Contracts	3,980,000	–
Dividend and Interest Receivable	2,360,384	15,527
Reclaim Receivable	627,818	7,771
Cash Pledged as Collateral for Futures Contracts	625,974	–
Receivable for Capital Shares Sold	512,615	700
Reimbursement from Advisor	–	796
Prepaid Expenses	36,252	13,412

Total Assets	$704,562,442	$7,827,811

Liabilities:
Payable for Investment Securities Purchased	$11,057,445	$199,690
OTC Swap Contracts, at Fair Value (Premiums Received $– and $–)	4,865,545	–
Payable for Capital Shares Redeemed	1,988,611	–
Payable Due to Adviser	545,772	–
Variation Margin Payable for Futures Contracts	64,625	–
Unrealized Depreciation on Foreign Spot Currency Contracts	–	230
Payable Due to Administrator	46,299	479
Chief Compliance Officer Fees Payable	3,285	–
Payable Due to Trustees	205	2
Other Accrued Expenses and Other Payables	247,831	21,437

Total Liabilities	$18,819,618	$221,838

Net Assets	$685,742,824	$7,605,973

Amounts designed as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
APRIL 30, 2020 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF ASSETS AND LIABILITIES (concluded)
Net Assets Consist of:
Paid-in Capital	$883,515,305	$9,466,368
Total Distributable Loss	(197,772,481)	(1,860,395)

Net Assets	$685,742,824	$7,605,973

Class I Shares:
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	65,660,034	883,714

Net Asset Value, Offering and Redemption Price Per Share	$10.44	$8.61

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2020 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF OPERATIONS
Investment Income:
Dividends	$11,295,786	$109,858
Interest	3,782,022	2,500
Less: Foreign Taxes Withheld	(811,215)	(9,113)

Total Investment Income	14,266,593	103,245

Expenses:
Investment Advisory Fees	5,413,098	45,731
Administration Fees	424,971	3,896
Trustees’ Fees	11,866	100
Chief Compliance Officer Fees	4,326	178
Transfer Agent Fees	332,907	20,707
Legal Fees	53,406	448
Printing Fees	44,248	518
Custodian Fees	42,793	4,167
Registration and Filing Fees	19,483	8,189
Audit Fees	13,392	12,380
Pricing Fees	3,509	1,092
Other Expenses	27,644	340

Total Expenses	6,391,643	97,746

Less:
Investment Advisory Fee Waiver	—	(36,770)

Net Expenses	6,391,643	60,976

Net Investment Income	7,874,950	42,269

Net Realized Gain/(Loss) on:
Investments	(71,964,746)	(604,768)
Options	(4,171,239)	—
Futures Contracts	8,095,479	19,725
Swap Contracts	(9,175,402)	(2,389)
Foreign Currency Transactions	(951,289)	(1,813)
Forward Currency Contracts	(703,203)	—

Net Realized Loss	(78,870,400)	(589,245)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(52,466,267)	(1,803,783)
Options	1,346,511	—
Futures Contracts	(124,597)	—
Swap Contracts	(3,829,300)	(39,908)
Foreign Currency Translation	17,379	(87)
Forward Currency Contracts	613,860	—

Net Change in Unrealized Depreciation	(54,442,414)	(1,843,778)

Net Realized and Unrealized Loss on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(133,312,814)	(2,433,023)

Net Decrease in Net Assets Resulting from Operations	$(125,437,864)	$(2,390,754)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$7,874,950	$21,384,759
Net Realized Loss on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(78,870,400)	(72,238,316)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Options, Futures Contracts and Swap Contracts	(55,073,653)	88,810,584
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	631,239	(15,155)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(125,437,864)	37,941,872

Distributions	(7,925,706)	(17,704,694)

Return of Capital	–	(2,427,613)

Capital Share Transactions:
Issued	109,255,444	409,080,033
Reinvestment of Dividends	5,838,849	14,395,655
Redeemed	(676,243,943)	(1,225,881,036)

Net Decrease in Net Assets from Capital Share Transactions	(561,149,650)	(802,405,348)

Total Decrease in Net Assets	(694,513,220)	(784,595,783)

Net Assets:
Beginning of Period	1,380,256,044	2,164,851,827

End of Period	$685,742,824	$1,380,256,044

Share Transactions:
Issued	9,559,126	35,987,363
Reinvestment of Distributions	525,011	1,262,394
Redeemed	(63,121,703)	(108,393,640)

Net Decrease in Shares Outstanding from Share Transactions	(53,037,566)	(71,143,883)

Amount designated as “-“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$42,269	$136,217
Net Realized Loss on Investments, Swap Contracts and Foreign Currency Transactions	(589,245)	(71,677)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,843,691)	716,218
Net Change in Unrealized Depreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(87)	(2,934)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,390,754)	777,824

Distributions	(41,286)	(283,328)

Capital Share Transactions:
Issued	130,143	3,531,887
Reinvestment of Dividends	41,286	283,328
Redeemed	(1,638,868)	(2,258,320)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,467,439)	1,556,895

Total Increase (Decrease) in Net Assets	(3,899,479)	2,051,391

Net Assets:
Beginning of Period	11,505,452	9,454,061

End of Period	$7,605,973	$11,505,452

Share Transactions:
Issued	13,000	338,439
Reinvestment of Distributions	3,657	29,817
Redeemed	(188,574)	(219,603)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(171,917)	148,653

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

				Class I Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016*
Net Asset Value, Beginning of Year/Period	$11.63	$11.40	$12.19	$10.40	$10.00

Income from Investment Operations:
Net Investment Income**	0.08	0.15	0.18	0.11	0.11
Net Realized and Unrealized Gain (Loss)	(1.19)	0.23	(0.86)	1.76	0.34

Total from Investment Operations	(1.11)	0.38	(0.68)	1.87	0.45

Dividends and Distributions:
Net Investment Income	(0.08)	(0.13)	(0.11)	(0.08)	(0.05)

Return of Capital	–	(0.02)	(0.00)^	(0.00)^	(0.00)

Total Dividends and Distributions	(0.08)	(0.15)	(0.11)	(0.08)	(0.05)

Net Asset Value, End of Year/Period	$10.44	$11.63	$11.40	$12.19	$10.40

Total Return	(9.54)%†	3.36%	(5.62)%	18.01%†‡	4.47%†‡

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$685,743	$1,380,256	$2,164,852	$1,365,630	$161,103
Ratio of Expenses to Average Net Assets	1.12%††	1.10%	1.12%#	1.13%	1.15%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.12%††	1.10%	1.10%	1.15%	1.69%††
Ratio of Net Investment Income to Average Net Assets	1.38%††	1.31%	1.48%	0.95%	1.19%††
Portfolio Turnover Rate	90%†	161%	145%	161%	187%†

*	Commenced operations on November 30, 2015.
**	Per share calculations were performed using average shares for the period.
^	Includes a return of capital of less than $(0.01) per share.
†	Total Return and portfolio turnover rate are for the period indicated and have not been annualized.
††	Annualized.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

#	Ratio includes previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

			Class I Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017*
Net Asset Value, Beginning of Year/Period	$10.90	$10.42	$10.31	$10.00

Income from Investment Operations:
Net Investment Income**	0.04	0.13	0.07	(0.00)^
Net Realized and Unrealized Gain (Loss)	(2.29)	0.62	0.04	0.31

Total from Investment Operations	(2.25)	0.75	0.11	0.31

Dividends and Distributions:
Net Investment Income	(0.04)	(0.07)	(0.00)^	–

Capital Gains	–	(0.20)	–	–

Total Dividends and Distributions	(0.04)	(0.27)	(0.00)^	–

Net Asset Value, End of Year/Period	$8.61	$10.90	$10.42	$10.31

Total Return‡	(20.73)%†	7.65%	1.08%	3.10%†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$7,606	$11,505	$9,454	$4,532
Ratio of Expenses to Average Net Assets	1.20%††	1.20%	1.20%	1.20%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.93%††	2.06%	2.81%	9.86%††
Ratio of Net Investment Income to Average Net Assets	0.83%††	1.26%	0.64%	(0.49)%††
Portfolio Turnover Rate	48%†	100%	171%	4%†
*	Commenced operations on October 2, 2017.
**	Per share calculations were performed using average shares for the period.
†	Return and portfolio turnover rate are for the period indicated and have not been annualized.
††	Annualized.
‡

Return does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

^	Value is less than $(0.01) per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The investment objective of the Chiron SMid Opportunities Fund is long-term capital appreciation through a global investment strategy. Both Funds are classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Chiron Capital Allocation Fund commenced operations on November 30, 2015. The Chiron SMid Opportunities Fund commenced operations on October 2, 2017.

Effective February 28, 2020, Franklin Square Holdings, L.P. (FSH) completed its acquisition with Chiron Global Investors, LLC, the corporate parent of Chiron Investment Management, LLC (Chiron), of one-hundred percent (100%) of the issued and outstanding equity interests of Chiron. Chiron now operates as a wholly owned subsidiary of FSH.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2020 (Unaudited)

available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2020 (Unaudited)

time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2020 (Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2020, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
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income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

The Chiron SMid Opportunities Fund did not hold any forward foreign currency contracts during the period ended April 30, 2020.

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Futures Contracts — The Funds utilized futures contracts during the period ended April 30, 2020. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Chiron SMid Opportunities Fund did not hold any futures contracts during the period ended April 30, 2020.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps equity swaps contracts and credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap

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are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2020, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of April 30, 2020, the Chiron Capital Allocation Fund’s swap agreements were with one counterparties. As of April 30, 2020, the Chiron SMid Opportunities Fund did not hold any swap agreements.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market

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price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The Chiron SMid Opportunities Fund did not hold any purchased options contracts during the period ended April 30, 2020.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Chiron Capital Allocation Fund distributes substantially all of its net investment income monthly. The Chiron SMid Opportunities Fund distributes substantially all of its net investment income quarterly. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon

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the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

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4. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period. At April 30, 2020, the Chiron SMid Opportunities Fund had no risk exposure, additional information can be found on the Schedule of Investments or the Statement of Operations.

The fair value of derivative instruments as of April 30, 2020, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Chiron Capital Allocation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$-		Net Assets — Unrealized depreciation on futures contracts	$124,597
Equity contracts	Net Assets —Unrealized appreciation on swap contracts	-	†	Net Assets — Unrealized depreciation on swap contracts	4,865,545	†

Total		$-			$4,990,142

†    Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2020, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$-	$-	-	$(843,806)	$305,214	$(538,592)
Foreign exchange contracts	-	(703,203)	-	-	-	(703,203)
Equity contracts	8,095,479	-	(7,027,904)	(3,031,883)	(600,764)	(2,565,072)
Credit contracts	-	-	(2,147,498)	-	-	(2,147,498)
Total	$8,095,479	$(703,203)	$(9,175,402)	$(3,875,689)	$(295,550)	$(5,954,365)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Foreign exchange contracts	$-	$613,860	$ -	$-	$ -	$ 613,860
Equity contracts	(124,597)		(3,829,300)	1,981,755	(635,244)	(2,607,386)
Total	$(124,597)	$613,860	$ (3,829,300)	$1,981,755	$ (635,244)	$ (1,993,526)

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APRIL 30, 2020 (Unaudited)

The following discloses the volume of the Fund’s futures contracts, swap contracts and option contracts activity during the period ended April 30, 2020.

In the Chiron Capital Allocation Fund, for the period ended April 30, 2020, the average market value amount of futures contracts was as follows:

Average Quarterly Market Value Balance Long	$17,016,938

For the period ended April 30, 2020, the average market value amount of Total Return swap contracts held by the Funds were as follows:

Chiron Capital Allocation Fund

Average Quarterly Market Value Balance Long	$72,306,430
Average Quarterly Market Value Balance Short	$(76,841,030)

Chiron SMid Opportunities Fund

Average Quarterly Market Value Balance Long	$128,240
Average Quarterly Market Value Balance Short	$(107,519)

For the period ended April 30, 2020, the average market value amount of Credit Default swap contracts held by the Funds were as follows:

Chiron Capital Allocation Fund

Average Quarterly Market Value Balance Short	$(2,586,984)

In the Chiron Capital Allocation Fund, for the period ended April 30, 2020, the average value of purchased and written option contracts held were as follows:

Average Quarterly Market Value Contracts Purchased	$143,885
Average Quarterly Market Value Contracts Written	$(23,132)

5. Offsetting Assets and Liabilities:

The Chiron Capital Allocation Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to

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unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of April 30, 2020:

Chiron Capital Allocation Fund

Counterparty	Gross Assets - Recognized in the Statements of Assets and Liabilities	Gross Liabilities - Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount

	Swap Contracts	Swap Contracts
Goldman Sachs	$-	$(4,865,545)	$(4,865,545)	$3,980,000	$(885,545)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

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6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2020, the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund accrued $424,971 and $3,896, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

8. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate
Chiron Capital Allocation Fund	0.95%
Chiron SMid Opportunities Fund	0.90%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses

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(collectively, “excluded expenses”)) from exceeding 1.20% until February 28, 2021 for the Chiron SMid Opportunities Fund. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2021 for the Chiron SMid Opportunities Fund.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

The Chiron Capital Allocation Fund has no contractual expense limitation. As of April 30, 2020, fees for the Chiron SMid Opportunities Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $26,860, $142,984 and $92,619, expiring in 2020, 2021 and 2022, respectively.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2020, were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

Purchases
U.S. Government	$175,814,270	$—
Other	741,335,108	4,498,895
Sales
U.S. Government	$607,558,751	$—
Other	891,649,910	5,540,915

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

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The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long- Term Capital Gain	Return of Capital	Total
Chiron Capital Allocation Fund
2019	$17,704,694	$—	$2,427,613	$20,132,307
2018	18,744,424	—	950,228	19,694,652
Chiron SMid Opportunities Fund
2019	$233,333	$49,995	$—	$283,328
2018	568	—	—	568

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

Undistributed Ordinary Income	$—	$28,169
Undistributed Long-Term Capital Gain	—	—
Capital Loss Carryforwards	(101,104,775)	(22,628)
Other Temporary Differences	(5)	(9)
Unrealized Appreciation	36,695,870	566,113

Total Distributable Earnings/(Accumulated Losses)	$(64,408,910)	$571,645

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss

Chiron Capital Allocation Fund	$(101,104,775)	$—
Chiron SMid Opportunities Fund	(22,628)	—

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For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Chiron Capital
Allocation Fund	$593,183,228	$32,017,356	$(43,707,274)	$(11,689,918)
Chiron SMid
Opportunities Fund	8,472,403	238,895	(1,514,982)	(1,276,087)

11. Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

Asset-Backed Securities Risk (Chiron Capital Allocation Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk (Chiron Capital Allocation Fund) — The Fund may invest in loans through assignments or participations. When investing through an assignment, the Fund becomes a lender under the relevant credit agreement and assumes the credit risk of the borrower directly. When investing through a participation, the Fund assumes the credit risk of both the borrower, which must make interest payments to the participation interest seller, and the participation interest seller (typically the lender), which must pass such payments or portions of such payments to the Fund. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Convertible and Preferred Securities Risk (Chiron Capital Allocation Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below

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APRIL 30, 2020 (Unaudited)

investment grade (junk bonds), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Contingent convertible bonds are typically issued by non-U.S. banks and may be convertible into equity or may be written down if pre-determined triggering events occur, such as a decline in capital thresholds below a specified level occurs. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. The Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

Credit-Linked Notes Risk (Chiron Capital Allocation Fund) — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Credit Risk (Chiron Capital Allocation Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that

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foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Depositary Receipt Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market in the United States or elsewhere. ADRs and GDRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds’ use of futures contracts, forward contracts, options, structured notes and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described below. The Funds’ use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment.

Distressed Securities Risk (Chiron Capital Allocation Fund) — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a

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decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

Exchange Traded Funds Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — When the Funds invest in an Exchange Traded Fund (“ETF”), in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its NAV, and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

Extension Risk (Chiron Capital Allocation Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Risk (Chiron Capital Allocation Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk (Chiron Capital Allocation Fund) — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Growth Style Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds may pursue a “growth style” of investing, meaning that the Funds may invest in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay

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dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Funds to underperform other funds that use differing investing styles.

High Yield Securities Risk (Chiron Capital Allocation Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Inflation Protected Securities Risk (Chiron Capital Allocation Fund) — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Initial Public Offerings Risks (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds may invest a portion of their assets in securities of companies offering shares in initial public offerings (“IPOs”). The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Funds for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds’ portfolio and may lead to portfolio turnover risk, which is discussed below. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Interest Rate Risk (Chiron Capital Allocation Fund) — The risk that the value of fixed income securities, including U.S. government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Leverage Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that the use of leverage may amplify the effects of market volatility on the Funds’ share

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price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Funds management or performance.

Management Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The value of the Funds may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed Securities Risk (Chiron Capital Allocation Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds are subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Funds taxed as ordinary income, which may limit the tax efficiency of the Funds.

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Prepayment Risk (Chiron Capital Allocation Fund) — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Asset-Related Securities Risk (Chiron Capital Allocation Fund) — Real assets include properties, natural resources, commodities and infrastructure assets. Investments by the Fund in companies that operate in real asset sectors or companies that invest in real assets may expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. The Fund may also invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. During periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

REITs Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Funds’ investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Real Estate Industry Risk (Chiron Capital Allocation Fund) — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Exposure Risk (Chiron Capital Allocation Fund) — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed above.

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Small and Medium Capitalization Company Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The small and medium capitalization companies that the Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (Chiron Capital Allocation Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Style Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) —

Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Funds could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

12. Concentration of Shareholders:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
Chiron Capital Allocation Fund	4	71%
Chiron SMid Opportunities Fund	2	76%

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the

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Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modification of certain disclosure and delay the adoption of additional disclosures until the effective date.

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2020.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Chiron Capital Allocation Fund
Actual Fund Return
Class I Shares	$1,000.00	$904.60	1.12%	$5.30
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,019.29	1.12%	$5.62
Chiron SMID Opportunities Fund
Actual Fund Return
Class I Shares	$1,000.00	$792.70	1.20%	$5.35
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,018.90	1.20%	$6.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

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REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from December 1, 2018 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Chiron Funds

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

1350 Avenue of the Americas, Suite 700

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020